SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF PROFIT - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenues	€ 927,690	€ 960,122
Cost of sales	(301,658)	(322,678)
Gross profit	626,032	637,444
Selling, general and administrative expenses	(501,804)	(497,612)
Marketing expenses	(62,882)	(66,751)
Operating profit	61,346	73,081
Financial income	21,207	12,106
Financial expenses	(25,408)	(29,267)
Foreign exchange gains/(losses)	10,214	(7,684)
Result from investments accounted for using the equity method	659	314
Profit before taxes	68,018	48,550
Income taxes	(20,116)	(17,218)
Profit	47,902	31,332
Attributable to:
Shareholders of the Parent Company	43,083	25,085
Non-controlling interests	€ 4,819	€ 6,247
Basic earnings per share (in EUR per share)	€ 0.17	€ 0.10
Diluted earnings per share (in EUR per share)	€ 0.17	€ 0.10